INCOME TAXES	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [Abstract]
INCOME TAXES [Text Block]

21. INCOME TAXES

The following table reconciles the expected income tax expense (recovery) at the statutory income tax rates to the amounts recognized in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2025 and 2024:

	2025 $	2024 $

Net loss before income taxes	(24,605,873)	(6,054,418)
Statutory tax rate	27%	27%
Expected income tax recovery	(6,643,586)	(1,634,693)
Tax effect of:
Permanent differences and other	257,585	29,503
Difference due to tax rate of foreign jurisdiction	135,038	504,207
Foreign exchange rate impact on temporary differences	37,493	(53,385)
Financing fees	(820,760)	(232,425)
True up of prior year difference	(11,415)	-
Change in unrecognized deferred income tax assets	7,045,645	1,409,111
Income tax provision	-	22,318

The significant components of deferred income tax assets and liabilities are as follows:

	2025 $	2024 $

Deferred income tax assets (liability)
Non-capital losses carried forward	9,534,795	3,057,355
Intangible asset	74,461	74,461
Investments	(36,886)	-
Share issuance costs	806,125	201,034
Total gross deferred income tax assets	10,378,495	3,332,850
Total unrecognized deductible deferred income tax assets	(10,378,495)	(3,332,850)
Net deferred income tax asset	-	-

Deferred income tax assets are only recognized to the extent that the realization of tax benefits is determined to be probable. As at December 31, 2024 and 2023, the Company has not recognized the benefit of the following deductible temporary differences:

	Expiry	2025 $	Expiry	2024 $

Non-capital losses - Canadian	2043 to 2045	29,385,675	2043 to 2044	6,425,696
Non-capital losses - foreign	No expiry	11,922,094	No expiry	10,574,273
Share issuance costs	2026 to 2029	2,985,649	2025 to 2028	744,570
		44,293,418		17,744,539

The Group's current tax provision of $nil (2024 - $22,318) relates to management's assessment of the amount of tax payable on open tax positions where the liabilities remain to be agreed upon with foreign tax authorities. Uncertain tax items for which a provision of $nil (2024 - $22,318) is made, relate principally to the interpretation of tax legislation regarding arrangements entered into by the Group.